Shareholder Report, Holdings (Details) - C000009559 [Member]	Dec. 31, 2024
Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.61%
Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.76%
Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.47%
Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.41%
Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.77%